Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary Of Annual Base Rental Commitments Associated With Leases, Excluding Operating Expense Reimbursements

Operating Leases
2021	$482

2022	490

2023	87

2024 and thereafter	—

Total lease payments	1,059

Less: imputed interest	(59)

Total lease liability	1,000

Less: Lease liability, current portion	(485)

Lease liability, noncurrent	$515